UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No.1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   November 19, 2022 to December 16, 2022

Commission File Number of issuing entity:  333-226486-02

Central Index Key Number of issuing entity:  0001757928

Wells Fargo Commercial Mortgage Trust 2018-C48
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-226486

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000312070

Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542105

Basis Real Estate Capital II, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001722518

BSPRT CMBS Finance, LLC
(Exact name of sponsor as specified in its charter)

Anthony Sfarra (212) 214-5600
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4096511
38-4096512
38-7206273
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-SB			X
A-4			X
A-5			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note:

This Form 10-D/A amends the registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on December 29, 2022 (SEC Accession No. 0001888524-22-016105) (the “Original 10-D”). The purpose of this amendment is to revise information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D relating to amounts payable to the Certificateholders.  The payment revision was made to include additional principal amounts and fees received on the Walgreens - Ginsberg Portfolio Mortgage Loan (Loan Number 3 on Annex A-1 of the prospectus of the registrant relating to the issuing entity filed on December 20, 2018 pursuant to Rule 424(b)(2)), and resulted in an additional principal payment to the Class A-3 Certificateholders in the amount of $7,069,050.00, an additional payment to the Class A-3 Certificateholders in the amount of $106,923.56 in prepayment penalty fees and an additional payment to the Class X-A Certificateholders in the amount of $375,611.26 in prepayment penalty fees.  The additional payments were made to the Class A-3 and Class X-A Certificateholders on January 3, 2023.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On December 16, 2022 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2018-C48.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Wells Fargo Commercial Mortgage Trust 2018-C48 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on December 16, 2022

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	2.75%	0	N/A

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2018-C48 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from November 19, 2022 to December 16, 2022.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on November 10, 2022. The CIK number for the Depositor is 0000850779.

Argentic Real Estate Finance LLC ("Argentic"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 8, 2022. The Central Index Key number for Argentic is 0001624053.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on November 10, 2022. The Central Index Key number for Wells Fargo is 0000740906.

Barclays Bank PLC  ("Barclays"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on November 3, 2022. The Central Index Key number for Barclays is 0000312070.

Basis Real Estate Capital II, LLC ("Basis"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2022. The Central Index Key number for Basis is 0001542105.

BSPRT CMBS Finance, LLC (“BSPRT”),  one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 11, 2022. The Central Index Key number for  BSPRT is 0001722518.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 29, 2022 under Commission File No. 333-226486-02 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on December 29, 2022 under Commission File No. 333-226486-02 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Wells Fargo Commercial Mortgage Trust 2018-C48, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	11/18/2022	$0.00
Current Distribution Date	12/16/2022	$0.00

*REO Account
Prior Distribution Date	11/18/2022	$0.00
Current Distribution Date	12/16/2022	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2018-C48, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	11/18/2022	$5,331.26
Current Distribution Date	12/16/2022	$5,146.66

Interest Reserve Account
Prior Distribution Date	11/18/2022	$0.00
Current Distribution Date	12/16/2022	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	11/18/2022	$0.00
Current Distribution Date	12/16/2022	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2018-C48, relating to the December 16, 2022 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 29, 2022 under Commission File No. 333-226486-02  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on December 29, 2022 under Commission File No. 333-226486-02  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony Sfarra
Anthony Sfarra, President

Date: January 3, 2023